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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                       SUPPLEMENT DATED FEBRUARY 28, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2004
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)


This supplement updates your Prospectus for the Merrill Lynch Consults Annuity(SM) issued through Merrill Lynch Life Variable Annuity Separate Account C or ML of New York Variable Annuity Separate Account C (the "Separate Accounts").

As noted in your Prospectus, we may close any subaccount to allocations of premiums and transfers of contract value for Consults Annuity Contracts issued on or after a specified date if that subaccount invests in a portfolio of the MLIG Variable Insurance Trust ("MLIG Trust") whose subadviser is an investment manager placed "on hold" within the Merrill Lynch Consults managed brokerage account program (the "Consults Program") offered by our affiliate Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). An investment manager may be placed "on hold" under the Consults Program for a variety of reasons, including changes in key personnel, changes in investment process, performance, or other factors. During any period that an investment manager is "on hold," its investment team, process, and performance are being evaluated. Depending on the results of this evaluation, MLPF&S may remove the investment manager's "on hold" designation under the Consults Program. We may similarly choose to reopen any closed subaccount that invests in a portfolio of the MLIG Trust whose subadviser is an investment manager that is no longer "on hold" under the Consults Program.

The subaccounts investing in the ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO of MLIG Trust have been closed to allocations of premiums and contract value for Consults Annuity Contracts issued on or after February 25, 2005. The subadviser for the Roszel/Nicholas-Applegate Large Cap Growth Subaccount was placed "on hold" in the Consults Program due to a change in its portfolio management team.

In addition, previously, as a result of the resignation of four key members of the portfolio management team for ROSZEL/MLIM RELATIVE VALUE PORTFOLIO of the MLIG Trust, we closed the Roszel/MLIM Relative Value Subaccount for Consults Annuity Contracts purchased on or after March 16, 2004. If you purchased your Consults Annuity Contract before March 16, 2004, you could continue to allocate premiums and transfer contract value to the Roszel/MLIM Relative Value Subaccount. However, if you purchased your Consults Annuity on or after March 16, 2004, you could not allocate premiums or transfer contract value to the Roszel/MLIM


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Relative Value Subaccount. At this time, the evaluation of the portfolio management team has been completed and we are reopening the Roszel/MLIM Relative Value Subaccount.

ACCORDINGLY, EFFECTIVE FEBRUARY 25, 2005, THE ROSZEL/MLIM RELATIVE VALUE SUBACCOUNT IS AVAILABLE IN ALL CONSULTS ANNUITY CONTRACTS FOR ALLOCATIONS OF PREMIUMS AND CONTRACT VALUE, INCLUDING THOSE CONSULTS ANNUITY CONTRACTS PURCHASED ON OR AFTER MARCH 16, 2004.

After taking these changes into account, the following five subaccounts are closed to allocations of premiums and contract value for Consults Annuity Contracts issued on or after the following dates:




------------------------------------------         -----------------------------
CLOSED FOR CONSULTS ANNUITY SUBACCOUNT:            CONTRACTS ISSUED ON OR AFTER:
------------------------------------------         -----------------------------
Roszel/Nicholas-Applegate Large Cap Growth         February 25, 2005
------------------------------------------         -----------------------------
Roszel/Invesco NAM Large Cap Core                  December 10, 2004
------------------------------------------         -----------------------------
Roszel/Seneca Large Cap Growth                     December 10, 2004
------------------------------------------         -----------------------------
Roszel/Seneca Mid Cap Growth                       November 19, 2004
------------------------------------------         -----------------------------
Roszel/Valenzuela Mid Cap Value                    February 3, 2004
------------------------------------------         -----------------------------


For each of these subaccounts, if your Consults Annuity Contract was issued before the noted date, you may continue to allocate premiums and transfer contract value to the respective subaccount. If your Consults Annuity Contract was issued on or after the noted date, you may not allocate premiums or transfer contract value to that subaccount. We will keep you informed of any change in the status of these subaccounts.


                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Consults Annuity Contracts issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Consults Annuity Contracts issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Consults Annuity Prospectus for your reference.